American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2045 Portfolio
April 30, 2024

One Choice Blend+ 2045 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.0%
Avantis U.S. Equity Fund G Class	558,687	9,128,954
Avantis U.S. Small Cap Value Fund G Class	50,419	817,796
Focused Dynamic Growth Fund G Class(2)	105,865	6,039,579
Focused Large Cap Value Fund G Class	596,348	6,124,499
Growth Fund G Class	1,067	57,919
Heritage Fund G Class	51,885	1,423,192
Mid Cap Value Fund G Class	93,647	1,471,192
Small Cap Growth Fund G Class(2)	38,357	798,986
		25,862,117
International Equity Funds — 23.9%
Avantis Emerging Markets Equity Fund G Class	103,620	1,189,556
Avantis International Equity Fund G Class	287,867	3,388,194
Emerging Markets Fund G Class	157,315	1,687,990
Focused International Growth Fund G Class	112,652	1,852,002
Global Real Estate Fund G Class	94,786	1,110,888
International Small-Mid Cap Fund G Class	77,977	760,280
International Value Fund G Class	2,952	25,421
Non-U.S. Intrinsic Value Fund G Class	201,403	1,889,163
		11,903,494
Domestic Fixed Income Funds — 17.5%
Avantis Core Fixed Income Fund G Class	795,443	6,451,045
High Income Fund G Class	195,604	1,650,901
Inflation-Adjusted Bond Fund G Class	58,230	593,942
		8,695,888
International Fixed Income Funds — 6.6%
Emerging Markets Debt Fund G Class	100,304	871,643
Global Bond Fund G Class	279,675	2,388,420
		3,260,063
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $45,743,884)		49,721,562
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$49,721,562

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$6,351	$4,509	$2,452	$721	$9,129	559	$110	$110
Avantis U.S. Small Cap Value Fund	614	383	223	44	818	50	9	14
Focused Dynamic Growth Fund(3)	4,193	3,036	1,909	720	6,040	106	165	—
Focused Large Cap Value Fund	4,125	3,592	1,862	270	6,125	596	(78)	198
Growth Fund	—	64	5	(1)	58	1	—	—
Heritage Fund	999	721	414	117	1,423	52	46	9
Mid Cap Value Fund	1,000	794	363	40	1,471	94	(46)	69
Small Cap Growth Fund(3)	576	413	212	22	799	38	7	—
Avantis Emerging Markets Equity Fund	789	651	322	72	1,190	104	(26)	37
Avantis International Equity Fund	2,312	1,885	906	97	3,388	288	30	100
Emerging Markets Fund	1,179	964	601	146	1,688	157	(103)	37
Focused International Growth Fund	1,288	1,113	598	49	1,852	113	(7)	23
Global Real Estate Fund	763	639	361	70	1,111	95	(76)	37
International Small-Mid Cap Fund	516	419	226	51	760	78	(23)	15
International Value Fund	—	24	—	1	25	3	—	—
Non-U.S. Intrinsic Value Fund	1,314	1,233	539	(119)	1,889	201	(23)	208
Avantis Core Fixed Income Fund	4,173	4,352	2,096	22	6,451	795	(190)	190
High Income Fund	1,048	978	427	52	1,651	196	(32)	77
Inflation-Adjusted Bond Fund	376	348	137	7	594	58	(24)	18
Emerging Markets Debt Fund	559	522	210	1	872	100	(19)	36
Global Bond Fund	1,531	1,455	668	70	2,388	280	(85)	52
	$33,706	$28,095	$14,531	$2,452	$49,722	3,964	$(365)	$1,230
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.